Basic and Diluted Net Loss Per Share - Schedule of Diluted Net Loss Per Share Attributable to Shareholders (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Diluted Loss Per Share Attributable to Shareholders [Line Items]
Antidilutive shares	9,332,676	11,112,391
Ordinary share options [Member]
Schedule of Diluted Loss Per Share Attributable to Shareholders [Line Items]
Antidilutive shares	1,524,936	581,607
Warrants [Member]
Schedule of Diluted Loss Per Share Attributable to Shareholders [Line Items]
Antidilutive shares	7,807,740	10,530,784